Major commitments and contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Canada
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	$ 1	$ (4)	$ 11
Loss Contingency Accrual [Roll Forward]
Beginning of year	165	180	168
Accruals and other	71	41	44
Payments	(38)	(56)	(32)
End of year	198	165	180
Current portion - End of year	45	29	24
U.S.
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	7	13	2
Loss Contingency Accrual [Roll Forward]
Beginning of year	119	131	128
Accruals and other	36	43	34
Payments	(39)	(65)	(28)
Foreign exchange	(4)	10	(3)
End of year	112	119	131
Current portion - End of year	$ 26	$ 18	$ 27